Condensed Financial Information of DHT Holdings, Inc. (parent company only)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Condensed Financial Information of DHT Holdings, Inc. (parent company only)
Note 16 – Condensed Financial Information of DHT Holdings, Inc. (parent company only)

SEC Regulation S-X Rule 5-04 requires DHT to disclose condensed financial statements of the parent company when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year as prescribed in SEC Regulation S-X Rule 12-04 Condensed Financial Information of Registrant. For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations), which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The restricted net assets of consolidated subsidiaries exceeded 25% of the consolidated net assets of the parent company as of December 31, 2025, 2024 and 2023. The restricted assets mainly relate to assets restricted by covenants in our secured credit agreements entered into by the vessel-owning subsidiaries.

Condensed Statement of Financial Position

	December 31,	December 31,
(Dollars in thousands)	2025	2024
ASSETS
Current assets
Cash and cash equivalents	$9,936	$18,573
Accounts receivable and prepaid expenses	640	580
Amounts due from related parties	151,155	89,976
Total current assets	$161,732	$109,129

Investments in subsidiaries	$803,059	$757,671
Total non-current assets	$803,059	$757,671

Total assets	$964,790	$866,800

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$893	$324
Total current liabilities	$893	$324

Stockholders’ equity
Stock	$1,608	$1,600
Paid-in additional capital	1,174,809	1,170,915
Accumulated deficit	(212,519)	(306,039)
Total stockholders’ equity	$963,898	$866,476

Total liabilities and stockholders’ equity	$964,790	$866,800

Condensed Income Statement

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2025	2024	2023
Impairment charge	$(954)	$(999)	$(699)
Dividend income	232,497	275,400	119,514
General and administrative expense	(19,813)	(18,566)	(17,651)
Operating income	$211,730	$255,835	$101,164

Interest income	$860	$938	$9,114
Other financial expense	(158)	(27)	(72)
Profit for the year	$212,433	$256,746	$110,206

Condensed Statement of Comprehensive Income

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2025	2024	2023
Profit for the year	$212,433	$256,746	$110,206
Total comprehensive income for the period	$212,433	$256,746	$110,206
Attributable to the owners	$212,433	$256,746	$110,206

In the condensed financial statements of the parent company, the parent company’s investments in subsidiaries were recorded at cost less any impairment. An assessment for impairment was performed when there was an indication that the investment had been impaired or the impairment losses recognized in prior years no longer existed.

Condensed Statement of Cash Flow

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2025	2024	2023
Cash flows from operating activities
Profit for the year	$212,433	$256,746	$110,206
Items included in net income not affecting cash flows:
Impairment charge	954	999	699
Compensation related to options and restricted stock	2,949	2,786	2,168
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	(60)	64	105
Accounts payable and accrued expenses	569	(735)	858
Amounts due to related parties	(100,436)	(75,608)	10,574
Net cash provided by operating activities	$116,407	$184,252	$124,611

Cash flows from investing activities
Investments in subsidiaries	$(6,131)	$-	$-
Loan to subsidiaries	-	-	60,180
Net cash (used in)/provided by investing activities	$(6,131)	$-	$60,180

Cash flows from financing activities
Cash dividends paid	$(118,913)	$(161,396)	$(186,672)
Purchase of treasury shares	-	(13,196)	(18,808)
Net cash used in financing activities	$(118,913)	$(174,591)	$(205,480)

Net increase/(decrease) in cash and cash equivalents	$(8,637)	$9,661	$(20,689)
Cash and cash equivalents at beginning of period	18,573	8,912	29,601
Cash and cash equivalents at end of period	$9,936	$18,573	$8,912

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the cost method has been used to account for investments in its subsidiaries.

A reconciliation of the profit/(loss) and equity of the parent company only between cost method of accounting and equity method of accounting for investments in its subsidiaries are as follows:

Profit/(loss) reconciliation

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2025	2024	2023
Profit of the parent company only under cost method of accounting	$212,433	$256,746	$110,206
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(1,262)	(75,356)	50,716
Profit of the parent company only under equity method of accounting	$211,171	$181,390	$160,922

Equity reconciliation

	December 31,	December 31,	December 31,
(Dollars in thousands)	2025	2024	2023
Equity of the parent company only under cost method of accounting	$963,898	$866,476	$780,536
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	268,599	269,861	345,217
Equity of the parent company only under equity method of accounting	$1,232,497	$1,136,337	$1,125,753

Dividends from subsidiaries are recognized when they are authorized. During the year ended December 31, 2025, the parent company recorded dividend income from its subsidiaries of $230,854 thousand. During the year ended December 31, 2024, the parent company recorded dividend income from its subsidiaries of $275,400 thousand. During the year ended December 31, 2023, the parent company recorded dividend income from its subsidiaries of $117,171 thousand.

During the year ended December 31, 2025, the parent company was a guarantor for all of its credit facilities. Please refer to Notes 8 and 9 for a listing and summary of the credit facilities.